Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Variable Account II

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Variable Account II (the Separate Account), as of December 31, 2023, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1999.

Des Moines, Iowa

April 24, 2024

Appendix:

Subaccounts comprising EquiTrust Life Variable Account II

Subaccounts

American Century VP Capital Appreciation Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Variable Account II

Statements of Assets and Liabilities

December 31, 2023

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
American Century VP Capital Appreciation Fund	$64,953	$64,953	$64,953	$62,195	4,567.69	1,340.80
American Century VP Mid Cap Value Fund	55,482	55,482	55,482	53,337	2,854.00	1,693.43
American Century VP Ultra® Fund	138,372	138,372	138,372	116,124	5,394.61	2,255.28
American Century VP Value Fund	69,901	69,901	69,901	61,371	5,734.30	2,501.32
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,544	1,544	1,544	1,340	35.02	38.75
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,746,795	2,746,795	2,746,795	2,926,920	78,435.04	58,495.54
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,010,112	1,010,112	1,010,112	923,927	31,253.46	21,199.33
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,408,856	1,408,856	1,408,856	1,451,617	33,600.20	40,667.91
Calvert VP NASDAQ-100 Index Portfolio	145,902	145,902	145,902	94,546	1,019.08	1,253.91
Calvert VP Russell 2000® Small Cap Index Portfolio	201,484	201,484	201,484	188,567	2,526.13	4,647.23
Calvert VP S&P MidCap 400 Index Portfolio	198,707	198,707	198,707	176,522	1,661.43	3,270.46
Federated Hermes Government Money Fund II - Service Shares	662,440	662,440	662,440	662,440	662,440.41	67,721.63
Federated Hermes Managed Volatility Fund II - Primary Shares	1,483,977	1,483,977	1,483,977	1,720,369	164,520.76	79,614.91
Federated Hermes Quality Bond Fund II - Primary Shares	548,690	548,690	548,690	589,683	54,111.45	44,919.27
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,484,041	1,484,041	1,484,041	1,135,271	30,516.99	20,894.01
Fidelity® VIP Growth & Income Portfolio - Initial Class	120,561	120,561	120,561	91,917	4,458.61	2,721.59
Fidelity® VIP Growth Portfolio - Initial Class	518,977	518,977	518,977	455,710	5,574.40	8,597.64
Fidelity® VIP High Income Portfolio - Service Class 2	97,868	97,868	97,868	111,654	22,344.22	3,468.24
Fidelity® VIP Index 500 Portfolio - Initial Class	628,631	628,631	628,631	349,343	1,361.29	12,001.54
Fidelity® VIP Mid Cap Portfolio - Service Class 2	654,761	654,761	654,761	617,930	18,874.62	10,049.95
Fidelity® VIP Overseas Portfolio - Initial Class	79,386	79,386	79,386	67,682	3,074.60	2,738.05
Franklin Global Real Estate VIP Fund - Class 2	54,793	54,793	54,793	64,083	4,366.00	3,255.01
Franklin Mutual Shares VIP Fund - Class 2	147,004	147,004	147,004	162,142	9,589.31	4,687.49
Franklin Small Cap Value VIP Fund - Class 2	288,288	288,288	288,288	302,571	21,724.82	5,061.63
Franklin Small-Mid Cap Growth VIP Fund - Class 2	198,869	198,869	198,869	226,116	14,930.11	4,456.67
Franklin U.S. Government Securities VIP Fund - Class 2	137,617	137,617	137,617	158,731	13,283.48	9,761.55
Templeton Growth VIP Fund - Class 2	185,390	185,390	185,390	185,401	15,462.04	8,143.44
LVIP JPMorgan Mid Cap Value Fund - Standard	431,820	431,820	431,820	443,506	42,447.67	6,449.68
LVIP JPMorgan Small Cap Core Fund - Standard	237,213	237,213	237,213	247,568	11,950.87	5,558.49
T. Rowe Price All-Cap Opportunities Portfolio	1,305,705	1,305,705	1,305,705	1,182,649	37,956.53	20,594.03
T. Rowe Price Equity Income Portfolio	731,277	731,277	731,277	719,666	26,342.85	15,843.81
T. Rowe Price Mid-Cap Growth Portfolio	2,410,888	2,410,888	2,410,888	2,312,269	82,819.94	25,957.67
T. Rowe Price Moderate Allocation Portfolio	1,082,346	1,082,346	1,082,346	1,107,029	54,063.23	28,010.49
T. Rowe Price International Stock Portfolio	374,582	374,582	374,582	374,587	24,955.53	16,789.51

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account II

Statements of Operations

Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/depreciation of investments	Net increase in net assets from operations
American Century VP Capital Appreciation Fund	$-	$(537)	$(537)	$(698)	$87	$(611)	$11,910	$10,762
American Century VP Mid Cap Value Fund	1,241	(478)	763	974	5,920	6,894	(4,917)	2,740
American Century VP Ultra® Fund	-	(1,082)	(1,082)	2,369	8,437	10,806	32,075	41,799
American Century VP Value Fund	1,577	(588)	989	293	5,107	5,400	(1,114)	5,275
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	7	(12)	(5)	18	167	185	105	285
BNY Mellon VIF Appreciation Portfolio - Initial Shares	18,422	(22,948)	(4,526)	(60,617)	217,346	156,729	313,636	465,839
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	6,094	(8,269)	(2,175)	5,558	98,597	104,155	106,822	208,802
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	4,417	(12,048)	(7,631)	20,041	29,771	49,812	67,653	109,834
Calvert VP NASDAQ-100 Index Portfolio	418	(1,107)	(689)	2,402	-	2,402	49,268	50,981
Calvert VP Russell 2000® Small Cap Index Portfolio	1,637	(1,623)	14	(447)	104	(343)	26,910	26,581
Calvert VP S&P MidCap 400 Index Portfolio	2,281	(1,638)	643	1,444	7,697	9,141	16,354	26,138
Federated Hermes Government Money Fund II - Service Shares	29,258	(5,913)	23,345	-	-	-	-	23,345
Federated Hermes Managed Volatility Fund II - Primary Shares	26,373	(12,634)	13,739	(40,805)	-	(40,805)	134,771	107,705
Federated Hermes Quality Bond Fund II - Primary Shares	14,329	(4,833)	9,496	(7,335)	-	(7,335)	25,128	27,289
Fidelity® VIP Contrafund® Portfolio - Initial Class	6,587	(11,864)	(5,277)	11,516	47,414	58,930	315,900	369,553
Fidelity® VIP Growth & Income Portfolio - Initial Class	1,893	(995)	898	1,409	4,260	5,669	11,689	18,256
Fidelity® VIP Growth Portfolio - Initial Class	602	(4,209)	(3,607)	10,502	21,711	32,213	111,434	140,040
Fidelity® VIP High Income Portfolio - Service Class 2	5,379	(823)	4,556	(361)	-	(361)	4,067	8,262
Fidelity® VIP Index 500 Portfolio - Initial Class	8,421	(5,051)	3,370	17,901	5,112	23,013	100,309	126,692
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,384	(5,550)	(3,166)	(1,064)	17,799	16,735	66,225	79,794
Fidelity® VIP Overseas Portfolio - Initial Class	779	(701)	78	2,212	197	2,409	11,701	14,188
Franklin Global Real Estate VIP Fund - Class 2	1,417	(442)	975	(1,061)	-	(1,061)	5,212	5,126
Franklin Mutual Shares VIP Fund - Class 2	2,586	(1,216)	1,370	(1,594)	11,904	10,310	4,736	16,416
Franklin Small Cap Value VIP Fund - Class 2	1,440	(2,428)	(988)	(8,081)	15,610	7,529	24,533	31,074
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(1,568)	(1,568)	(1,632)	-	(1,632)	43,808	40,608
Franklin U.S. Government Securities VIP Fund - Class 2	3,658	(1,200)	2,458	(1,315)	-	(1,315)	3,554	4,697
Templeton Growth VIP Fund - Class 2	5,706	(1,526)	4,180	(278)	-	(278)	26,992	30,894
LVIP JPMorgan Mid Cap Value Fund - Standard	12,805	(3,583)	9,222	1,443	34,847	36,290	(6,394)	39,118
LVIP JPMorgan Small Cap Core Fund - Standard	3,033	(1,972)	1,061	(1,707)	1,937	230	24,361	25,652
T. Rowe Price All-Cap Opportunities Portfolio	2,993	(10,526)	(7,533)	11,054	85,990	97,044	199,240	288,751
T. Rowe Price Equity Income Portfolio	14,511	(6,188)	8,323	5,298	29,762	35,060	14,618	58,001
T. Rowe Price Mid-Cap Growth Portfolio	-	(19,987)	(19,987)	3,598	144,264	147,862	263,861	391,736
T. Rowe Price Moderate Allocation Portfolio	23,527	(9,046)	14,481	(1,259)	2,935	1,676	120,597	136,754

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Operations (continued)

Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/depreciation of investments	Net increase in net assets from operations
T. Rowe Price International Stock Portfolio	$3,556	$(3,189)	$367	$(2,489)	$-	$(2,489)	$52,768	$50,646

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase in net assets	Net Assets at December 31, 2023
American Century VP Capital Appreciation Fund	$55,417	$(537)	$(611)	$11,910	$10,762	$3,411	$(1,578)	$-	$(3,059)	$-	$(1,226)	$9,536	$64,953
American Century VP Mid Cap Value Fund	53,857	763	6,894	(4,917)	2,740	474	-	-	(1,582)	(7)	(1,115)	1,625	55,482
American Century VP Ultra® Fund	99,428	(1,082)	10,806	32,075	41,799	3,525	(2,100)	-	(4,280)	-	(2,855)	38,944	138,372
American Century VP Value Fund	65,125	989	5,400	(1,114)	5,275	2,623	(201)	(621)	(2,347)	47	(499)	4,776	69,901
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,293	(5)	185	105	285	76	-	-	(110)	-	(34)	251	1,544
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,384,685	(4,526)	156,729	313,636	465,839	68,882	(47,164)	(10,637)	(97,382)	(17,428)	(103,729)	362,110	2,746,795
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	824,220	(2,175)	104,155	106,822	208,802	25,331	(2,584)	(10,169)	(35,376)	(112)	(22,910)	185,892	1,010,112
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,328,198	(7,631)	49,812	67,653	109,834	53,117	(13,874)	(3,904)	(56,735)	(7,780)	(29,176)	80,658	1,408,856
Calvert VP NASDAQ-100 Index Portfolio	96,723	(689)	2,402	49,268	50,981	2,696	-	-	(4,237)	(261)	(1,802)	49,179	145,902
Calvert VP Russell 2000® Small Cap Index Portfolio	174,953	14	(343)	26,910	26,581	9,762	(11,528)	-	(8,894)	10,610	(50)	26,531	201,484
Calvert VP S&P MidCap 400 Index Portfolio	174,943	643	9,141	16,354	26,138	7,000	(1,804)	-	(7,491)	(79)	(2,374)	23,764	198,707
Federated Hermes Government Money Fund II - Service Shares	657,487	23,345	-	-	23,345	45,767	(32,999)	(1,434)	(29,669)	(57)	(18,392)	4,953	662,440
Federated Hermes Managed Volatility Fund II - Primary Shares	1,414,348	13,739	(40,805)	134,771	107,705	84,647	(41,411)	(8,991)	(64,796)	(7,525)	(38,076)	69,629	1,483,977
Federated Hermes Quality Bond Fund II - Primary Shares	540,860	9,496	(7,335)	25,128	27,289	34,958	(13,971)	(1,993)	(31,518)	(6,935)	(19,459)	7,830	548,690
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,161,139	(5,277)	58,930	315,900	369,553	40,081	(29,605)	(1,452)	(53,098)	(2,577)	(46,651)	322,902	1,484,041
Fidelity® VIP Growth & Income Portfolio - Initial Class	103,708	898	5,669	11,689	18,256	5,025	-	-	(6,174)	(254)	(1,403)	16,853	120,561

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase in net assets	Net Assets at December 31, 2023
Fidelity® VIP Growth Portfolio -Initial Class	$412,041	$(3,607)	$32,213	$111,434	$140,040	$14,544	$(26,711)	$(763)	$(24,110)	$3,936	$(33,104)	$106,936	$518,977
Fidelity® VIP High Income Portfolio - Service Class 2	88,099	4,556	(361)	4,067	8,262	3,836	(394)	(681)	(2,810)	1,556	1,507	9,769	97,868
Fidelity® VIP Index 500 Portfolio - Initial Class	510,344	3,370	23,013	100,309	126,692	17,411	(8,633)	(1,817)	(18,231)	2,865	(8,405)	118,287	628,631
Fidelity® VIP Mid Cap Portfolio - Service Class 2	606,730	(3,166)	16,735	66,225	79,794	26,479	(29,628)	(1,736)	(37,730)	10,852	(31,763)	48,031	654,761
Fidelity® VIP Overseas Portfolio - Initial Class	74,824	78	2,409	11,701	14,188	3,589	(10,142)	(624)	(2,240)	(209)	(9,626)	4,562	79,386
Franklin Global Real Estate VIP Fund - Class 2	47,786	975	(1,061)	5,212	5,126	4,977	-	-	(2,976)	(120)	1,881	7,007	54,793
Franklin Mutual Shares VIP Fund - Class 2	130,234	1,370	10,310	4,736	16,416	7,650	(2,732)	(641)	(5,659)	1,736	354	16,770	147,004
Franklin Small Cap Value VIP Fund - Class 2	270,065	(988)	7,529	24,533	31,074	12,610	(13,029)	(144)	(13,049)	761	(12,851)	18,223	288,288
Franklin Small-Mid Cap Growth VIP Fund - Class 2	158,661	(1,568)	(1,632)	43,808	40,608	4,433	(72)	(220)	(5,028)	487	(400)	40,208	198,869
Franklin U.S. Government Securities VIP Fund - Class 2	133,494	2,458	(1,315)	3,554	4,697	4,881	(605)	(661)	(5,292)	1,103	(574)	4,123	137,617
Templeton Growth VIP Fund - Class 2	154,846	4,180	(278)	26,992	30,894	9,113	(842)	(631)	(7,906)	(84)	(350)	30,544	185,390
LVIP JPMorgan Mid Cap Value Fund - Standard	396,847	9,222	36,290	(6,394)	39,118	12,422	(389)	(2,438)	(17,556)	3,816	(4,145)	34,973	431,820
LVIP JPMorgan Small Cap Core Fund - Standard	215,089	1,061	230	24,361	25,652	7,291	(2,381)	-	(8,721)	283	(3,528)	22,124	237,213
T. Rowe Price All-Cap Opportunities Portfolio	1,052,568	(7,533)	97,044	199,240	288,751	22,929	(5,738)	(2,966)	(49,093)	(746)	(35,614)	253,137	1,305,705
T. Rowe Price Equity Income Portfolio	706,232	8,323	35,060	14,618	58,001	19,618	(26,789)	-	(26,256)	471	(32,956)	25,045	731,277
T. Rowe Price Mid-Cap Growth Portfolio	2,115,485	(19,987)	147,862	263,861	391,736	48,873	(60,729)	(1,324)	(74,235)	(8,918)	(96,333)	295,403	2,410,888

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase in net assets	Net Assets at December 31, 2023
T. Rowe Price Moderate Allocation Portfolio	$965,181	$14,481	$1,676	$120,597	$136,754	$39,040	$(6,016)	$(1,832)	$(40,497)	$(10,284)	$(19,589)	$117,165	$1,082,346
T. Rowe Price International Stock Portfolio	337,522	367	(2,489)	52,768	50,646	16,179	(8,525)	(1,115)	(13,896)	(6,229)	(13,586)	37,060	374,582

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
American Century VP Capital Appreciation Fund	$82,321	$(545)	$7,758	$(30,653)	$(23,440)	$5,777	$(2,464)	$(2,556)	$(2,964)	$(1,257)	$(3,464)	$(26,904)	$55,417
American Century VP Mid Cap Value Fund	56,991	734	9,008	(10,910)	(1,168)	326	-	(767)	(1,525)	-	(1,966)	(3,134)	53,857
American Century VP Ultra® Fund	148,809	(1,022)	15,011	(62,588)	(48,599)	7,432	(2,450)	-	(4,041)	(1,723)	(782)	(49,381)	99,428
American Century VP Value Fund	74,984	770	9,173	(10,056)	(113)	2,754	-	(4,462)	(2,284)	(5,754)	(9,746)	(9,859)	65,125
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,732	(9)	125	(528)	(412)	76	-	-	(103)	-	(27)	(439)	1,293
BNY Mellon VIF Appreciation Portfolio - Initial Shares	3,076,379	(5,652)	732,913	(1,297,648)	(570,387)	73,398	(89,771)	(3,395)	(94,691)	(6,848)	(121,307)	(691,694)	2,384,685
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,005,705	(854)	190,763	(345,409)	(155,500)	27,499	(15,828)	-	(33,982)	(3,674)	(25,985)	(181,485)	824,220
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,802,021	(13,378)	415,535	(707,479)	(305,322)	53,703	(114,368)	(47,168)	(56,359)	(4,309)	(168,501)	(473,823)	1,328,198
Calvert VP NASDAQ-100 Index Portfolio	142,619	(788)	7,762	(54,325)	(47,351)	2,500	-	-	(3,867)	2,822	1,455	(45,896)	96,723
Calvert VP Russell 2000® Small Cap Index Portfolio	225,415	(118)	21,215	(67,747)	(46,650)	10,704	(8,955)	-	(7,423)	1,862	(3,812)	(50,462)	174,953
Calvert VP S&P MidCap 400 Index Portfolio	208,632	85	22,916	(52,028)	(29,027)	8,201	(4,705)	-	(6,821)	(1,337)	(4,662)	(33,689)	174,943
Federated Hermes Government Money Fund II - Service Shares	657,662	1,681	-	-	1,681	48,528	(14,500)	(5,388)	(29,424)	(1,072)	(1,856)	(175)	657,487
Federated Hermes Managed Volatility Fund II - Primary Shares	1,731,601	14,922	308,667	(573,071)	(249,482)	84,962	(50,621)	(32,266)	(63,328)	(6,518)	(67,771)	(317,253)	1,414,348
Federated Hermes Quality Bond Fund II - Primary Shares	639,672	9,977	1,867	(75,800)	(63,956)	34,246	(3,440)	(32,839)	(30,681)	(2,142)	(34,856)	(98,812)	540,860
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,726,766	(5,283)	106,598	(555,761)	(454,446)	41,950	(77,369)	(28,993)	(48,235)	1,466	(111,181)	(565,627)	1,161,139
Fidelity® VIP Growth & Income Portfolio - Initial Class	122,037	788	5,404	(12,765)	(6,573)	5,003	(10,414)	-	(5,937)	(408)	(11,756)	(18,329)	103,708

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Fidelity® VIP Growth Portfolio - Initial Class	$742,066	$(1,420)	$74,668	$(255,228)	$(181,980)	$16,052	$(13,913)	$(119,004)	$(23,539)	$(7,641)	$(148,045)	$(330,025)	$412,041
Fidelity® VIP High Income Portfolio - Service Class 2	100,776	3,924	(683)	(15,790)	(12,549)	3,701	-	-	(2,665)	(1,164)	(128)	(12,677)	88,099
Fidelity® VIP Index 500 Portfolio - Initial Class	634,880	3,146	20,684	(143,789)	(119,959)	20,716	(8,606)	-	(16,652)	(35)	(4,577)	(124,536)	510,344
Fidelity® VIP Mid Cap Portfolio - Service Class 2	752,216	(3,943)	43,617	(155,582)	(115,908)	27,743	(12,062)	(12,596)	(35,601)	2,938	(29,578)	(145,486)	606,730
Fidelity® VIP Overseas Portfolio - Initial Class	99,667	153	1,614	(26,624)	(24,857)	3,655	(1,996)	-	(2,170)	525	14	(24,843)	74,824
Franklin Global Real Estate VIP Fund - Class 2	63,392	795	3,244	(21,105)	(17,066)	4,845	-	-	(3,295)	(90)	1,460	(15,606)	47,786
Franklin Mutual Shares VIP Fund - Class 2	144,396	1,272	12,557	(25,468)	(11,639)	8,392	(2,198)	(1,368)	(5,350)	(1,999)	(2,523)	(14,162)	130,234
Franklin Small Cap Value VIP Fund - Class 2	321,796	260	45,531	(80,312)	(34,521)	13,278	(6,905)	(10,749)	(12,909)	75	(17,210)	(51,731)	270,065
Franklin Small-Mid Cap Growth VIP Fund - Class 2	250,351	(1,615)	39,841	(123,943)	(85,717)	7,425	(8,161)	(3,433)	(4,862)	3,058	(5,973)	(91,690)	158,661
Franklin U.S. Government Securities VIP Fund - Class 2	151,186	2,037	(1,217)	(16,701)	(15,881)	5,039	(1,845)	-	(5,127)	122	(1,811)	(17,692)	133,494
Templeton Growth VIP Fund - Class 2	173,737	(1,153)	113	(19,938)	(20,978)	8,811	(793)	(2,104)	(6,795)	2,968	2,087	(18,891)	154,846
LVIP JPMorgan Mid Cap Value Fund - Standard	462,954	258	71,136	(112,668)	(41,274)	12,634	(162)	(16,388)	(17,129)	(3,788)	(24,833)	(66,107)	396,847
LVIP JPMorgan Small Cap Core Fund - Standard	285,396	(1,037)	50,017	(105,570)	(56,590)	7,915	(5,399)	(8,530)	(8,323)	620	(13,717)	(70,307)	215,089
T. Rowe Price All-Cap Opportunities Portfolio	1,432,122	(10,333)	78,878	(378,639)	(310,094)	24,414	(38,889)	(2,337)	(47,605)	(5,043)	(69,460)	(379,554)	1,052,568
T. Rowe Price Equity Income Portfolio	776,488	7,131	55,645	(93,449)	(30,673)	23,733	(33,451)	-	(26,112)	(3,753)	(39,583)	(70,256)	706,232
T. Rowe Price Mid-Cap Growth Portfolio	2,939,789	(20,625)	89,108	(741,583)	(673,100)	53,765	(126,825)	(3,874)	(73,103)	(1,167)	(151,204)	(824,304)	2,115,485

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
T. Rowe Price Moderate Allocation Portfolio	$1,259,523	$6,965	$23,961	$(268,813)	$(237,887)	$41,539	$(21,075)	$(34,900)	$(39,298)	$(2,721)	$(56,455)	$(294,342)	$965,181
T. Rowe Price International Stock Portfolio	388,914	(310)	7,402	(71,005)	(63,913)	16,618	(4,772)	-	(12,977)	13,652	12,521	(51,392)	337,522

See accompanying notes.

EquiTrust Life Variable Account II

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Variable Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies issued by the Company. The Company discontinued underwriting new sales of all variable life insurance policies but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible policy owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund

American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund
American Century VP Inflation Protection Bond Fund (1)
American Century VP Mid Cap Value Fund
American Century VP Ultra® Fund
American Century VP Value Fund
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares
BNY Mellon VIF Growth & Income Portfolio - Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares
Calvert Variable Products, Inc.
Calvert VP NASDAQ-100 Index Portfolio
Calvert VP Russell 2000® Small Cap Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® Variable Insurance Products Funds (cont.)
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
Lincoln Variable Insurance Products Trust (2)
LVIP JPMorgan Mid Cap Value Fund – Standard (2)
LVIP JPMorgan Small Cap Core Fund – Standard (2)
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2023 and 2022; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(2)	On April 28, 2023, J.P. Morgan Insurance Trust funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the J.P. Morgan Insurance Trust funds transferred their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP JPMorgan Mid Cap Value Fund – Standard	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Standard	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2023, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 0.90% of the average daily net asset value of the Account. These charges are assessed in return for

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

Premium Expense Charge: Premiums paid by the policyholders are reduced by a 7% premium expense charge for flexible premium variable life insurance policies. (For any flexible premium variable life insurance policy issued prior to May 1, 2005, the premium expense charge is 7% of each premium up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium.) Premiums paid by the policyholders are reduced by a 7% premium expense charge up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium for flexible premium last survivor variable life insurance policies. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and political subdivisions.

Cost of Insurance and Policy Charges: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $7 and $10 for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, is deducted monthly for the administration of policies and the Account. (For any flexible premium variable life insurance policy purchased prior to May 1, 2005, a $5 expense charge is deducted monthly for administration of policies and the Account.) Flexible premium last survivor variable life insurance policies apply an additional monthly charge of $.03 per $1,000 of the Specified Amount (amount of insurance selected) for the administration of policies and the Account. During the first twelve policy months immediately following an increase in Specified Amount, a monthly charge of $.07 and $.10 for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, for every $1,000 of the Specified Amount or increase in the Specified Amount is deducted. (For any flexible premium variable life insurance policy purchased prior to May 1, 2005, a $.05 expense is charged per $1,000 of the Specified Amount or increase in the Specified Amount.)

Other Charges: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2% of the accumulated value withdrawn will be imposed. A surrender charge is applicable for all full policy surrenders or lapses in the first six and ten years for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, of the policy or following increases in the Specified Amount. This surrender charge varies based on age, sex, underwriting class and policy year as described in the Account’s prospectus.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2023:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$2,446	$4,122
American Century VP Mid Cap Value Fund	7,639	2,071
American Century VP Ultra® Fund	11,356	6,856
American Century VP Value Fund	8,262	2,665

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	218	90

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	257,504	148,413
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	114,882	41,370
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	62,058	69,094

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	2,337	4,828
Calvert VP Russell 2000® Small Cap Index Portfolio	18,110	18,042
Calvert VP S&P MidCap 400 Index Portfolio	14,840	8,874

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	56,166	51,213
Federated Hermes Managed Volatility Fund II - Primary Shares	69,286	93,623
Federated Hermes Quality Bond Fund II - Primary Shares	32,643	42,606

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	71,807	76,321
Fidelity® VIP Growth & Income Portfolio - Initial Class	9,033	5,278
Fidelity® VIP Growth Portfolio - Initial Class	33,684	48,684
Fidelity® VIP High Income Portfolio - Service Class 2	9,553	3,490
Fidelity® VIP Index 500 Portfolio - Initial Class	25,716	25,639
Fidelity® VIP Mid Cap Portfolio - Service Class 2	46,874	64,004
Fidelity® VIP Overseas Portfolio - Initial Class	3,450	12,801

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$5,736	$2,880
Franklin Mutual Shares VIP Fund - Class 2	21,287	7,659
Franklin Small Cap Value VIP Fund - Class 2	26,587	24,816
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,048	5,016
Franklin U.S. Government Securities VIP Fund - Class 2	7,282	5,398
Templeton Growth VIP Fund - Class 2	12,724	8,894

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	57,847	17,923
LVIP JPMorgan Small Cap Core Fund - Standard	10,098	10,628

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	97,140	54,297
T. Rowe Price Equity Income Portfolio	53,352	48,223
T. Rowe Price Mid-Cap Growth Portfolio	161,086	133,142
T. Rowe Price Moderate Allocation Portfolio	45,132	47,305

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	11,550	24,769

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2023 and 2022:

		Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	57	84	(27)	74	154	(80)
American Century VP Mid Cap Value Fund	16	52	(36)	24	87	(63)
American Century VP Ultra® Fund	62	112	(50)	136	143	(7)
American Century VP Value Fund	65	84	(19)	78	449	(371)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1	2	(1)	1	2	(1)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	633	3,024	(2,391)	857	3,755	(2,898)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	281	801	(520)	432	1,087	(655)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	943	1,801	(858)	911	5,942	(5,031)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	22	40	(18)	62	42	20
Calvert VP Russell 2000® Small Cap Index Portfolio	419	435	(16)	278	348	(70)
Calvert VP S&P MidCap 400 Index Portfolio	95	139	(44)	125	205	(80)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	3,045	4,952	(1,907)	3,891	4,089	(198)
Federated Hermes Managed Volatility Fund II - Primary Shares	2,711	4,830	(2,119)	2,660	6,461	(3,801)
Federated Hermes Quality Bond Fund II - Primary Shares	1,670	3,328	(1,658)	1,511	4,466	(2,955)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	335	1,064	(729)	398	2,258	(1,860)
Fidelity® VIP Growth & Income Portfolio - Initial Class	78	111	(33)	85	384	(299)
Fidelity® VIP Growth Portfolio - Initial Class	236	855	(619)	177	3,388	(3,211)
Fidelity® VIP High Income Portfolio - Service Class 2	166	109	57	109	114	(5)
Fidelity® VIP Index 500 Portfolio - Initial Class	291	475	(184)	359	461	(102)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	468	1,014	(546)	360	835	(475)
Fidelity® VIP Overseas Portfolio - Initial Class	99	443	(344)	131	122	9

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

		Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	283	163	120	280	193	87
Franklin Mutual Shares VIP Fund - Class 2	249	232	17	214	294	(80)
Franklin Small Cap Value VIP Fund - Class 2	199	435	(236)	197	526	(329)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	89	98	(9)	184	349	(165)
Franklin U.S. Government Securities VIP Fund - Class 2	285	327	(42)	227	354	(127)
Templeton Growth VIP Fund - Class 2	356	371	(15)	550	420	130

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	177	243	(66)	117	520	(403)
LVIP JPMorgan Small Cap Core Fund - Standard	143	235	(92)	157	499	(342)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	175	801	(626)	280	1,519	(1,239)
T. Rowe Price Equity Income Portfolio	245	1,013	(768)	408	1,293	(885)
T. Rowe Price Mid-Cap Growth Portfolio	247	1,369	(1,122)	351	2,146	(1,795)
T. Rowe Price Moderate Allocation Portfolio	592	1,138	(546)	628	2,240	(1,612)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	431	1,070	(639)	1,461	788	673

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2023, 2022, 2021, 2020 and 2019, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

American Century VP Capital Appreciation Fund:
2023	1,341	$48.44	$64,953	-%	0.90%	19.60%
2022	1,368	40.50	55,417	-	0.90	(28.75)
2021	1,448	56.84	82,321	-	0.90	10.16
2020	1,465	51.60	75,585	-	0.90	41.18
2019	2,451	36.55	89,558	-	0.90	34.38
American Century VP Mid Cap Value Fund:
2023	1,693	32.76	55,482	2.32	0.90	5.17
2022	1,729	31.15	53,857	2.25	0.90	(2.07)
2021	1,792	31.81	56,991	1.17	0.90	22.11
2020	1,783	26.05	46,447	1.85	0.90	0.31
2019	1,656	25.97	43,015	2.06	0.90	27.99
American Century VP Ultra® Fund:
2023	2,255	61.35	138,372	-	0.90	42.21
2022	2,305	43.14	99,428	-	0.90	(32.97)
2021	2,312	64.36	148,809	-	0.90	22.06
2020	1,945	52.73	102,569	-	0.90	48.54
2019	2,014	35.50	71,503	-	0.90	33.36
American Century VP Value Fund:
2023	2,501	27.95	69,901	2.39	0.90	8.12
2022	2,520	25.85	65,125	2.04	0.90	(0.35)
2021	2,891	25.94	74,984	1.74	0.90	23.41
2020	3,189	21.02	67,019	2.23	0.90	0.10
2019	3,908	21.00	82,085	2.12	0.90	25.90
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2023	39	39.83	1,544	0.50	0.90	22.29
2022	40	32.57	1,293	0.28	0.90	(23.81)
2021	41	42.75	1,732	0.66	0.90	25.51
2020	159	34.06	5,402	0.87	0.90	22.69
2019	158	27.76	4,378	1.24	0.90	32.82
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2023	58,496	46.96	2,746,795	0.72	0.90	19.89
2022	60,887	39.17	2,384,685	0.67	0.90	(18.78)
2021	63,785	48.23	3,076,379	0.44	0.90	25.99
2020	65,134	38.28	2,493,275	0.79	0.90	22.57
2019	72,748	31.23	2,271,701	1.17	0.90	34.90
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2023	21,199	47.65	1,010,112	0.66	0.90	25.56
2022	21,719	37.95	824,220	0.80	0.90	(15.57)
2021	22,374	44.95	1,005,705	0.47	0.90	24.52
2020	24,761	36.10	893,905	0.77	0.90	23.50
2019	27,817	29.23	813,030	1.08	0.90	27.98

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2023	40,668	$34.64	$1,408,856	0.33%	0.90%	8.28%
2022	41,526	31.99	1,328,198	-	0.90	(17.36)
2021	46,557	38.71	1,802,021	0.11	0.90	15.45
2020	48,368	33.53	1,621,937	0.65	0.90	18.82
2019	51,173	28.22	1,444,201	-	0.90	20.70
Calvert VP NASDAQ-100 Index Portfolio:
2023	1,254	116.36	145,902	0.34	0.90	53.02
2022	1,272	76.04	96,723	0.19	0.90	(33.24)
2021	1,252	113.90	142,619	0.30	0.90	25.75
2020	1,062	90.58	96,181	0.42	0.90	46.90
2019	1,550	61.66	95,545	0.35	0.90	37.54
Calvert VP Russell 2000® Small Cap Index Portfolio:
2023	4,647	43.36	201,484	0.90	0.90	15.57
2022	4,663	37.52	174,953	0.83	0.90	(21.23)
2021	4,733	47.63	225,415	0.75	0.90	13.51
2020	4,741	41.96	198,945	1.18	0.90	18.56
2019	4,390	35.39	155,352	0.92	0.90	23.96
Calvert VP S&P MidCap 400 Index Portfolio:
2023	3,270	60.76	198,707	1.24	0.90	15.10
2022	3,314	52.79	174,943	0.94	0.90	(14.11)
2021	3,394	61.46	208,632	0.85	0.90	23.31
2020	3,377	49.84	168,338	1.24	0.90	12.30
2019	3,692	44.38	163,880	1.18	0.90	24.70
Federated Hermes Government Money Fund II - Service Shares:
2023	67,722	9.78	662,440	4.43	0.90	3.60
2022	69,629	9.44	657,487	1.15	0.90	0.21
2021	69,827	9.42	657,662	-	0.90	(0.84)
2020	68,932	9.50	655,070	0.15	0.90	(0.73)
2019	43,685	9.57	418,038	1.63	0.90	0.74
Federated Hermes Managed Volatility Fund II - Primary Shares:
2023	79,615	18.64	1,483,977	1.87	0.90	7.75
2022	81,734	17.30	1,414,348	1.89	0.90	(14.53)
2021	85,535	20.24	1,731,601	1.77	0.90	17.40
2020	87,298	17.24	1,504,663	2.61	0.90	0.06
2019	94,081	17.23	1,621,113	2.05	0.90	19.16
Federated Hermes Quality Bond Fund II - Primary Shares:
2023	44,919	12.22	548,690	2.65	0.90	5.25
2022	46,577	11.61	540,860	2.63	0.90	(10.07)
2021	49,532	12.91	639,672	2.45	0.90	(2.27)
2020	48,882	13.21	645,973	2.88	0.90	7.14
2019	54,323	12.33	669,962	2.87	0.90	8.44
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2023	20,894	71.03	1,484,041	0.50	0.90	32.27
2022	21,623	53.70	1,161,139	0.49	0.90	(26.97)
2021	23,483	73.53	1,726,766	0.06	0.90	26.69
2020	23,796	58.04	1,381,089	0.25	0.90	29.41
2019	28,362	44.85	1,272,082	0.46	0.90	30.42

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Fidelity® VIP Growth & Income Portfolio - Initial Class:
2023	2,722	$44.30	$120,561	1.70%	0.90%	17.66%
2022	2,755	37.65	103,708	1.62	0.90	(5.78)
2021	3,054	39.96	122,037	2.43	0.90	24.84
2020	3,176	32.01	101,697	2.09	0.90	6.88
2019	2,986	29.95	89,445	3.56	0.90	28.87
Fidelity® VIP Growth Portfolio - Initial Class:
2023	8,598	60.36	518,977	0.13	0.90	35.03
2022	9,217	44.70	412,041	0.63	0.90	(25.14)
2021	12,428	59.71	742,066	-	0.90	22.13
2020	12,682	48.89	620,086	0.07	0.90	42.58
2019	12,004	34.29	411,597	0.26	0.90	33.11
Fidelity® VIP High Income Portfolio - Service Class 2:
2023	3,468	28.22	97,868	5.84	0.90	9.25
2022	3,411	25.83	88,099	5.18	0.90	(12.44)
2021	3,416	29.50	100,776	5.44	0.90	3.36
2020	2,982	28.54	85,115	4.91	0.90	1.49
2019	4,260	28.12	119,789	5.19	0.90	13.75
Fidelity® VIP Index 500 Portfolio - Initial Class:
2023	12,002	52.38	628,631	1.49	0.90	25.07
2022	12,186	41.88	510,344	1.47	0.90	(18.95)
2021	12,288	51.67	634,880	1.27	0.90	27.45
2020	11,975	40.54	485,512	1.77	0.90	17.17
2019	12,371	34.60	428,040	1.98	0.90	30.17
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2023	10,050	65.15	654,761	0.38	0.90	13.78
2022	10,596	57.26	606,730	0.27	0.90	(15.72)
2021	11,071	67.94	752,216	0.36	0.90	24.18
2020	11,413	54.71	624,387	0.40	0.90	16.80
2019	12,572	46.84	588,813	0.69	0.90	22.07
Fidelity® VIP Overseas Portfolio - Initial Class:
2023	2,738	28.99	79,386	0.99	0.90	19.40
2022	3,082	24.28	74,824	1.09	0.90	(25.15)
2021	3,073	32.44	99,667	0.52	0.90	18.65
2020	3,342	27.34	91,369	0.51	0.90	14.59
2019	2,841	23.86	67,802	1.74	0.90	26.65
Franklin Global Real Estate VIP Fund - Class 2:
2023	3,255	16.83	54,793	2.86	0.90	10.43
2022	3,135	15.24	47,786	2.39	0.90	(26.73)
2021	3,048	20.80	63,392	0.88	0.90	25.68
2020	2,914	16.55	48,228	2.93	0.90	(6.23)
2019	3,675	17.65	64,881	2.68	0.90	21.31
Franklin Mutual Shares VIP Fund - Class 2:
2023	4,687	31.36	147,004	1.90	0.90	12.44
2022	4,670	27.89	130,234	1.86	0.90	(8.26)
2021	4,750	30.40	144,396	2.91	0.90	18.10
2020	4,797	25.74	123,471	2.83	0.90	(5.89)
2019	5,294	27.35	144,772	1.85	0.90	21.50

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Franklin Small Cap Value VIP Fund - Class 2:
2023	5,062	$56.96	$288,288	0.53%	0.90%	11.75%
2022	5,298	50.97	270,065	0.99	0.90	(10.86)
2021	5,627	57.18	321,796	1.00	0.90	24.25
2020	5,812	46.02	267,503	1.42	0.90	4.24
2019	6,489	44.15	286,469	1.05	0.90	25.21
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2023	4,457	44.62	198,869	-	0.90	25.62
2022	4,466	35.52	158,661	-	0.90	(34.30)
2021	4,631	54.06	250,351	-	0.90	9.04
2020	4,555	49.58	225,838	-	0.90	53.69
2019	5,015	32.26	161,746	-	0.90	30.29
Franklin U.S. Government Securities VIP Fund - Class 2:
2023	9,762	14.10	137,617	2.72	0.90	3.52
2022	9,804	13.62	133,494	2.35	0.90	(10.51)
2021	9,931	15.22	151,186	2.55	0.90	(2.75)
2020	8,827	15.65	138,115	3.19	0.90	2.96
2019	12,645	15.20	192,262	2.85	0.90	4.25
Templeton Growth VIP Fund - Class 2:
2023	8,143	22.77	185,390	3.33	0.90	19.97
2022	8,158	18.98	154,846	0.16	0.90	(12.29)
2021	8,028	21.64	173,737	1.10	0.90	3.94
2020	7,930	20.82	165,112	3.03	0.90	4.83
2019	7,645	19.86	151,828	2.78	0.90	14.14
LVIP JPMorgan Mid Cap Value Fund - Standard:
2023	6,450	66.95	431,820	3.19	0.90	9.92
2022	6,516	60.91	396,847	0.96	0.90	(8.97)
2021	6,919	66.91	462,954	0.90	0.90	28.72
2020	7,133	51.98	370,751	1.44	0.90	(0.54)
2019	7,645	52.26	399,484	1.59	0.90	25.66
LVIP JPMorgan Small Cap Core Fund - Standard:
2023	5,558	42.68	237,213	1.37	0.90	12.11
2022	5,650	38.07	215,089	0.46	0.90	(20.07)
2021	5,992	47.63	285,396	0.51	0.90	20.31
2020	6,135	39.59	242,908	0.92	0.90	12.66
2019	6,680	35.14	234,743	0.40	0.90	23.47
T. Rowe Price All-Cap Opportunities Portfolio:
2023	20,594	63.40	1,305,705	0.25	0.90	27.82
2022	21,220	49.60	1,052,568	-	0.90	(22.22)
2021	22,459	63.77	1,432,122	-	0.90	19.73
2020	23,139	53.26	1,232,426	-	0.90	43.10
2019	26,754	37.22	995,921	0.41	0.90	33.69
T. Rowe Price Equity Income Portfolio:
2023	15,844	46.16	731,277	2.10	0.90	8.59
2022	16,612	42.51	706,232	1.87	0.90	(4.21)
2021	17,497	44.38	776,488	1.57	0.90	24.45
2020	18,267	35.66	651,509	2.35	0.90	0.25
2019	18,691	35.57	664,775	2.32	0.90	25.29

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

T. Rowe Price Mid-Cap Growth Portfolio:
2023	25,958	$92.88	$2,410,888	-%	0.90%	18.89%
2022	27,080	78.12	2,115,485	-	0.90	(23.27)
2021	28,875	101.81	2,939,789	-	0.90	13.83
2020	34,628	89.44	3,097,276	-	0.90	22.69
2019	37,069	72.90	2,702,251	0.14	0.90	30.13
T. Rowe Price Moderate Allocation Portfolio:
2023	28,010	38.64	1,082,346	2.32	0.90	14.32
2022	28,556	33.80	965,181	1.55	0.90	(19.04)
2021	30,168	41.75	1,259,523	0.98	0.90	9.09
2020	30,795	38.27	1,178,662	1.39	0.90	13.49
2019	30,733	33.72	1,036,239	1.96	0.90	18.73
T. Rowe Price International Stock Portfolio:
2023	16,790	22.31	374,582	1.00	0.90	15.18
2022	17,429	19.37	337,522	0.80	0.90	(16.54)
2021	16,756	23.21	388,914	0.59	0.90	0.43
2020	16,833	23.11	389,087	0.56	0.90	13.40
2019	18,653	20.38	380,117	2.45	0.90	26.66

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

(A)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(B)	These ratios represent the annualized policy expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(C)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Subsequent Events

Reorganization of American Century Variable Portfolio funds into newly formed funds of Lincoln Variable Insurance Products Trust was approved April 4, 2024. On or about April 26, 2024, assets of each fund will be transferred as noted below. In addition, subaccounts that invest in the American Century Variable Portfolio funds will transfer their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Mid Cap Value Fund – Standard II	American Century VP Mid Cap Value Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund
LVIP American Century Value Fund – Standard II	American Century VP Value Fund